CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash	$ 229	$ 618	$ 5,899
Accounts Receivable	5,240		300
Interest receivable	2,241
Note receivable	150,000
TOTAL CURRENT ASSETS	157,710	618	6,199
Other Assets
Security Deposit			3,075
TOTAL ASSETS	157,710	618	9,274
CURRENT LIABILITIES
Accounts payable	38,100	37,640	37,771
Accrued liabilities	11,302	31,199	9,583
Deferred revenue	2,860	730
Due to related party	8,358	1,214
Demand notes payable	76,945	7,150	155,000
Convertible note payable, net of unamortized discount of $90,729	59,271
TOTAL CURRENT LIABILITIES	196,836	77,933	202,354
Total liabilities	196,836	77,933	202,354
STOCKHOLDERS' DEFICIT
Preferred stock - $.0001 par value, 100,000,000 shares authorized, 0 shares issued and outstanding
Common stock- $.0001 par value, 900,000,000 shares authorized, 32,910,000 shares issued and outstanding	3,291	3,291	1,271
Additional paid-in capital	340,441	246,691	46,711
Accumulated deficit	(382,858)	(327,297)	(241,062)
TOTAL STOCKHOLDERS' DEFICIT	(39,126)	(77,315)	(193,080)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 157,710	$ 618	$ 9,274